                             MARTIN CURRIE BUSINESS TRUST
                                      EMEA FUND








                                  SEMI-ANNUAL REPORT

                                   OCTOBER 31, 1998

                                     (UNAUDITED)

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)



OBJECTIVE         Capital appreciation through investment primarily in equity securities of issuers located in the emerging markets and developing economies in Central and Eastern Europe, the Middle East and Africa.

LAUNCH DATE       JUNE 25, 1997

FUND SIZE         $37.7m

PERFORMANCE       Total return from May 1, 1998 through October 31, 1998

                  -  MCBT - EMEA Fund (excluding all transaction fees)  -32.6%
                  -  MCBT - EMEA Fund (including all transaction fees)  -34.2%
                  -  Morgan Stanley Capital International - EMEA        -33.4%

                  Annualized total return from June 25, 1997 through October 31, 1998

                  -  MCBT - EMEA Fund (excluding all transaction fees)  -19.4%
                  -  MCBT - EMEA Fund (including all transaction fees)  -20.9%
                  -  Morgan Stanley Capital International - EMEA        -24.1%
                     (from July 1, 1997 through October 31, 1998)



PORTFOLIO         The six month period was overshadowed by financial collapses
COMMENTS          in ASIA and RUSSIA and the risk of devaluation or default in
                  BRAZIL. Rising spreads on emerging market debt put pressure on equity prices. Raising fears of a 'credit crunch', banks began to curtail lending to emerging markets. In this context, the MSCI EMEA index fell by 33.4% over the period and this fund by 32.6%.

                  TURKEY and SOUTH AFRICA were most vulnerable to such a risk averse climate. The Turkish government had made progress with tax reform and privatisation, even achieving a primary surplus in the first half of 1998. But the good work has been undone by higher debt service costs. Weak commodity prices and capital flight exposed the South African Reserve Bank's inability to protect the rand. The consequent hike in real interest rates has pushed the economy into recession.

                  More recently, US-led monetary easing has relieved some of the pressure on high risk currencies and given scope for interest rates to fall. We have added to our positions in Turkey and South Africa. But in the absence of sufficient political will to push ahead with economic reforms, we remain cautious.

                  Relative outperformance has been achieved by concentrating the portfolio in the MIDDLE EAST and those countries which are committed to membership of the European Union. The Middle East has benefited from its limited dependence on western capital. Local and regional investors dominate the capital markets and are also responsible for the majority of direct investment flows.

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)



                  OUTLOOK

                  High real interest rates have weakened ISRAEL's domestic economy, but the export sector contains many investment opportunities. They will also benefit from a competitive shekel exchange rate. EGYPT can boast some of the best economic statistics in the emerging market universe. Non-inflationary GDP growth in excess of 5% is driven by a resurgent private sector and by infrastructure spending (the fiscal deficit is less than 1% of GDP). The market is underpinned by dividend yields as high as 12%.

                  GREECE, HUNGARY and POLAND have demonstrated a clear commitment to take the necessary steps towards EU membership. Control of inflation and budget deficits will sustain progressive interest rate reductions -- good news for bond and equity markets.

INVESTMENT        Assisted by Dariusz Sliwinski, Chris Butler manages the
MANAGER PROFILE   Fund.

                  Chris graduated from Edinburgh University in 1989 with a degree in French with European History. He joined Martin Currie's continental European team in 1989 and moved to the UK investment team in 1991. Chris was appointed investment manager in 1993, became asset controller in the emerging markets team in 1995 and was promoted to assistant director in 1997. He is a member of the Institute of Investment Management and Research.

                  Dariusz Sliwinski gained a masters degree in Business Administration, European Studies and Electronic Engineering at universities in Poland and Italy. He worked in a number of different industries before becoming an investment manager with Bank Gospodarczy Investment Fund Ltd in Poland in 1994. He moved to Warsaw-based Consortium Raiffeisen Atkins, the firm managing assets of the IVth National Fund, in 1995 as a senior investment manager. He joined Martin Currie in 1997 as an investment manager in the Emerging Markets team.

                  The international strategy group sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

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                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)


ASSET ALLOCATION
     (% of net assets)

[GRAPHIC]

[RAW DATA FOR PIE CHART]

Africa              5%
Europe             40%
Middle East        34%
Other Areas         3%
ST Investment      17%
Other Net Assets    1%
TOTAL:            100%


LARGEST HOLDINGS
BY REGION/COUNTRY                                         % OF NET ASSETS
                  MIDDLE EAST

                  NICE-Systems Limited          (Israel)       3.2
                  Orbotech                      (Israel)       3.2
                  EFG Hermes Holding SAE        (Egypt)        3.1
                  Teva Pharmaceutical
                  Industries Limited, ADR       (Israel)       3.0
                  Dogan Yayin Holding           (Turkey)       2.6

                  AFRICA
                  Mauritius Commercial Bank     (Mauritius)    1.8
                  Kenya Commercial Bank         (Kenya)        1.4

                  EUROPE

                  Magyar Olaj-es Gazipari
                    Rt., GDR                    (Hungary)      6.1
                  Elektrim                      (Poland)       6.0

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCK AND WARRANTS - 81.3%
AFRICA - 4.8%
  KENYA - 2.7%
    KENYA AIRWAYS                                      4,208,244     $  493,842
    KENYA COMMERCIAL BANK                                550,738        544,737
                                                                     ----------
    TOTAL KENYA - (COST $1,206,616)                                   1,038,579
                                                                     ----------
  MAURITIUS - 1.8%
    MAURITIUS COMMERCIAL BANK                            149,906        665,577
                                                                     ----------
    TOTAL MAURITIUS - (COST $664,124)                                   665,577
                                                                     ----------
  SOUTH AFRICA - 0.3%
    BILLITON, PLC                                         49,000        119,928
                                                                     ----------
    TOTAL SOUTH AFRICA - (COST $117,968)                                119,928
                                                                     ----------
TOTAL AFRICA - (COST  $1,988,708)                                     1,824,084
                                                                     ----------

EUROPE - 39.5%
  CROATIA - 2.5%
    PLIVA D.D., GDR                                       62,500        920,000
                                                                     ----------
    TOTAL CROATIA - (COST $943,908)                                     920,000
                                                                     ----------
  CZECH REPUBLIC - 4.4%
    CESKE RADIOKOMUNIKACE *                               54,000      1,647,000
                                                                     ----------
    TOTAL CZECH REPUBLIC - (COST $1,177,200)                          1,647,000
                                                                     ----------
  GERMANY - 2.5%
    BERENBERG HELLAS OLYMPIA FUND *                       14,000        921,980
                                                                     ----------
    TOTAL GERMANY - (COST $767,421)                                     921,980
                                                                     ----------
  GREECE - 11.3%
    ALPHA CREDIT BANK, GDR                                22,422      1,790,052
    HELLENIC TECHNODOMIKI SA                                  20            131
    NATIONAL BANK OF GREECE SA, GDR (a)                   61,560      1,737,839
    STET HELLAS TELECOMMUNICATIONS SA *                   28,100        737,625
                                                                     ----------
    TOTAL GREECE - (COST $4,287,964)                                  4,265,647
                                                                     ----------
  HUNGARY - 6.1%
    MAGYAR OLAJ-ES GAZIPARI RT., GDR                     101,500      2,311,155
                                                                     ----------
    TOTAL HUNGARY - (COST $2,107,275)                                 2,311,155
                                                                     ----------
  LUXEMBOURG - 2.4%
    MINORCO SA                                            53,000        908,977
                                                                     ----------
    TOTAL LUXEMBOURG - (COST $911,983)                                  908,977
                                                                     ----------

See notes to financial statements

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                         SHARES         VALUE
                                                         ------         -----
EUROPE - CONTINUED
  POLAND - 9.0%
    BIG BANK GDANSKI SA                                   35,000     $  563,500
    ELEKTRIM SA                                          189,989      2,260,789
    IZOLACJA A.S.                                         13,800        564,737
                                                                     ----------
    TOTAL POLAND - (COST $3,920,911)                                  3,389,026
                                                                     ----------
  RUSSIA - 0.3%
    BRUNSWICK RUSSIAN GROWTH FUND *                        2,465        124,733
                                                                     ----------
    TOTAL RUSSIA - (COST $900,000)                                      124,733
                                                                     ----------
  UNITED KINGDOM - 1.0%
    ORYX FUND *                                           30,500        381,250
                                                                     ----------
    TOTAL UNITED KINGDOM - (COST $549,000)                              381,250
                                                                     ----------
TOTAL EUROPE - (COST  $15,565,661)                                   14,869,768
                                                                     ----------

MIDDLE EAST - 34.4%
  EGYPT - 11.8%
    EFG HERMES HOLDING SAE (a)*                          100,000      1,150,000
    EGYPT TRUST                                           24,000        240,600
    INTERNATIONAL FOODS COMPANY *                         14,800        237,318
    MISR ELGEDIDA FOR HOUSE & RECO                        10,550        963,433
    MISR FREE SHOPS                                       66,000        587,843
    NASR (EL) CITY FOR HOUSING & CONSTRUCTION             13,805        427,633
    SUEZ CEMENT                                           45,998        710,756
    THE EGYPT FUND  *                                      8,912        122,540
                                                                     ----------
    TOTAL EGYPT - (COST $5,840,969)                                   4,440,123
                                                                     ----------
  ISRAEL - 15.2%
    BANK HAPOALIM LIMITED                                388,222        702,155
    BANK LEUMI LE-ISRAEL                                 551,388        702,208
    BANQUE INTERNATIONALE DE ARABE *                      82,000        764,240
    NICE-SYSTEMS LIMITED, ADR *                           64,260      1,220,940
    ORBOTECH LIMITED *                                    34,000      1,190,000
    TEVA PHARMACEUTICAL INDUSTRIES LIMITED, ADR           29,000      1,143,688
                                                                     ----------
    TOTAL ISRAEL - (COST $6,799,388)                                  5,723,231
                                                                     ----------
  JORDAN - 2.0%
    JORDAN CEMENT FACTORIES                              306,000        773,596
                                                                     ----------
    TOTAL JORDAN - (COST $1,502,804)                                    773,596
                                                                     ----------
  TURKEY - 5.4%
    AKBANK T.A.S.                                     22,400,000        330,550
    AKSIGORTA A.S.                                     8,093,170        174,225
    CARSI BUYUK MAGAZACILIK                           14,509,000        554,153
    DOGAN YAYIN HOLDING *                            155,000,000        968,733
                                                                     ----------
    TOTAL TURKEY - (COST $4,063,162)                                  2,027,661
                                                                     ----------

TOTAL MIDDLE EAST - (COST  $18,206,322)                              12,964,611
                                                                     ----------

See notes to financial statements

                                                                 MCBT EMEA FUND
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                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                         SHARES         VALUE
                                                         ------         -----
OTHER AREAS - 2.6%
  INVESTMENT COMPANIES - 2.6%
    NEAR EAST OPPORTUNITIES FUND (b)*                     70,000    $   965,300
                                                                     ----------
      TOTAL INVESTMENT COMPANIES - (COST $1,086,400)                    965,300
                                                                     ----------

TOTAL OTHER AREAS - (COST  $1,086,400)                                  965,300
                                                                     ----------

TOTAL COMMON STOCK AND WARRANTS - (COST  $36,847,091) +              30,623,763
                                                                     ----------

                                                      Principal
                                                        Amount
                                                        ------
SHORT TERM INVESTMENT - 17.3%
    STATE STREET BANK AND TRUST REPURCHASE
      AGREEMENT, 4.250%, 11/02/1998 (c)               $1,540,000      1,540,000
    UNITED STATES TREASURY BILLS, 3.500%, 11/12/1998   5,000,000      4,994,167
                                                                     ----------

TOTAL SHORT TERM INVESTMENT - (COST  $6,534,167)                      6,534,167
                                                                     ----------

TOTAL INVESTMENTS - (COST  $43,381,258) - 98.6%                      37,157,930
CASH, RECEIVABLES AND OTHER ASSETS, LESS
    LIABILITIES - 1.4%                                                  523,119
                                                                     ----------
NET ASSETS - 100.0%                                                 $37,681,049
                                                                     ----------
                                                                     ----------


*    Non-income producing security.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,887,839 or 7.7% of net assets.
(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Near East Opportunities Fund. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(c) The repurchase agreement, dated 10/30/98, $1,540,000 par due 11/2/98, is collateralized by United States Treasury Notes, 6.875%, due 5/15/06 with a market value of $1,571,063.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows: Air Travel 1.3%, Banks 20.7%, Broadcasting 4.4%, Building & Construction 1.5%, Cement 3.9%, Diversified 2.6%, Drugs & Health Care 5.5%, Electrical Equipment 6.0%, Electronics 3.2%, Financial Services 6.1%, Food & Beverages 0.6%, Insurance 0.5%, Investment Companies 4.2%, Mining 2.7%, Miscellaneous 4.1%, Mobile Homes 1.1%, Oil & Gas 6.1%, Retail 1.5%, Telecommunications Equipment 3.3%, Telecommunications Services 2.0%.

ADR  American Depositary Receipts.
GDR  Global Depositary Receipts.

See notes to financial statements

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                   OCTOBER 31, 1998 (Unaudited)

ASSETS
  Investments in securities, at value (cost $41,841,258) (Note B)               $35,617,930

  Investments in repurchase agreements, at value (Note B)                         1,540,000
                                                                                -----------

    Total Investments                                                            37,157,930

  Cash                                                                                  764

  Foreign currency, at value (cost $580,448) (Note B)                               577,908

  Receivable for investments sold                                                 1,308,871

  Receivable for currency sold                                                      983,233

  Dividend and interest receivable                                                  159,652

  Foreign tax reclaims receivable                                                     8,313

  Prepaid insurance expense                                                           4,830
                                                                                -----------

     TOTAL ASSETS                                                                40,201,501
                                                                                -----------

LIABILITIES

  Payable for investments purchased                                               1,338,284

  Payable for foreign currency purchased                                            976,690

  Management fee payable (Note C)                                                   147,117

  Administration fee payable (Note C)                                                 5,304

  Trustees fees payable (Note C)                                                        856

  Accrued expenses and other liabilities                                             52,201
                                                                                -----------

     TOTAL LIABILITIES                                                            2,520,452
                                                                                -----------

TOTAL NET ASSETS                                                                $37,681,049
                                                                                -----------
                                                                                -----------

COMPOSITION OF NET ASSETS:

  Paid-in-capital                                                               $50,815,955

  Undistributed net investment income                                               509,039

  Accumulated net realized loss on investment and foreign currency transactions  (7,408,250)

  Net unrealized depreciation on investment and foreign currency transactions    (6,235,695)
                                                                                -----------

TOTAL NET ASSETS                                                                $37,681,049
                                                                                -----------
                                                                                -----------

NET ASSET VALUE PER SHARE                                                       $      7.32
($37,681,049 / 5,149,492 shares of beneficial interest outstanding)             -----------
                                                                                -----------

See notes to financial statements.

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                                                                 MCBT EMEA FUND
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                                                        STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED OCTOBER 31, 1998 (Unaudited)


INVESTMENT INCOME

  Interest income                                                              $     34,040

  Dividend income                                                                   932,211

  Foreign taxes withheld                                                            (62,292)
                                                                                -----------

     TOTAL INVESTMENT INCOME                                                        903,959
                                                                                -----------

EXPENSES

  Management fee (Note C)                                                           370,342

  Custodian fee                                                                     127,169

  Administration fee (Note C)                                                        24,264

  Audit fee                                                                          12,602

  Legal fees                                                                          2,823

  Transfer agent fee                                                                  3,327

  Trustees fees (Note C)                                                              1,411

  Miscellaneous expenses                                                              9,306
                                                                                -----------

     TOTAL EXPENSES                                                                 551,244
                                                                                -----------

NET INVESTMENT INCOME                                                               352,715
                                                                                -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized loss on investments                                               (9,086,284)

  Net realized loss on foreign currency transactions                               (263,026)

  Net unrealized appreciation (depreciation) on:

     Investments                                                                (10,564,070)

     Foreign currency transactions                                                   11,791
                                                                                -----------

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                       (19,901,589)
                                                                                -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                     $(19,548,874)
                                                                                -----------
                                                                                -----------

See notes to financial statements.

                                                                 MCBT EMEA FUND
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                                             STATEMENT OF CHANGES IN NET ASSETS


                                                                              Six Months
                                                                                 Ended            June 25, 1997*
                                                                             October 31, 1998        Through
                                                                               (Unaudited)        April 30, 1998
                                                                               -----------        --------------
NET ASSETS at beginning of period                                             $ 78,938,181        $          0
                                                                              ------------        ------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income                                                            352,715             407,606

  Net realized gain (loss) on investment transactions                           (9,086,284)          3,158,791

  Net realized gain (loss) on foreign currency transactions                       (263,026)           (114,819)

  Net unrealized appreciation (depreciation) on:

     Investments                                                               (10,564,070)          4,340,742

     Foreign currency transactions                                                  11,791             (24,158)
                                                                              ------------        ------------

  Net increase (decrease) in net assets from operations                        (19,548,874)          7,768,162
                                                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                                                  0            (138,147)

  Net realized gains                                                                     0          (1,216,047)
                                                                              ------------        ------------

  Total distributions                                                                    0          (1,354,194)
                                                                              ------------        ------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                                                107,710          84,237,826

  Reinvestment of dividends and distributions to shareholders                            0           1,345,957

  Cost of shares repurchased                                                   (22,093,500)        (13,910,000)

  Paid in capital from subscription and redemption fees                            277,532             850,430
                                                                              ------------        ------------

  Total increase (decrease) in net assets from capital share transactions      (21,708,258)         72,524,213
                                                                              ------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS                                          (41,257,132)         78,938,181
                                                                              ------------        ------------

NET ASSETS at end of period (includes undistributed net investment            $ 37,681,049        $ 78,938,181
  income of $509,039 and $156,324, respectively)                              ------------        ------------
                                                                              ------------        ------------

OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

  Shares sold                                                                       11,608           8,454,754

  Shares issued in reinvestment of distributions to shareholders                         0             140,350

  Less shares repurchased                                                       (2,134,763)         (1,322,457)
                                                                              ------------        ------------

  Net share transactions                                                        (2,123,155)          7,272,647
                                                                              ------------        ------------
                                                                              ------------        ------------

*Commencement of investment operations

See notes to financial statements.

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                                              Six Months
                                                                                 Ended            June 25, 1997*
                                                                             October 31, 1998        Through
                                                                               (Unaudited)        April 30, 1998
                                                                               -----------        --------------
PER SHARE OPERATING PERFORMANCE
-------------------------------

Net asset value, beginning of period                                           $    10.850         $    10.000
                                                                               -----------         -----------

Net investment income                                                                0.077               0.041

Net realized and unrealized gain (loss) on investment
  and foreign currency transactions                                                 (3.661)              0.887
                                                                               -----------         -----------

Total from investment operations                                                    (3.584)              0.928
                                                                               -----------         -----------

Less distributions:

  Net investment income                                                              0.000              (0.020)

  Net realized gains                                                                 0.000              (0.175)
                                                                               -----------         -----------

Total distributions                                                                  0.000              (0.195)
                                                                               -----------         -----------

Paid in capital from subscription and redemption fees (Note B)                       0.054               0.117
                                                                               -----------         -----------

Net asset value, end of period                                                 $     7.320         $    10.850
                                                                               -----------         -----------
                                                                               -----------         -----------

TOTAL INVESTMENT RETURN (1) (2)                                                     (32.53)%             10.71%
-----------------------                                                        -----------         -----------
                                                                               -----------         -----------

RATIOS AND SUPPLEMENTAL DATA
----------------------------

Net assets, end of period                                                      $37,681,049         $78,938,181

Operating expenses, net, to average net assets (Note C)                               2.21%(3)            1.93%(3)

Operating expenses, gross, to average net assets (Note C)                             2.21%(3)            1.93%(3)

Net investment income to average net assets                                           1.41%(3)            0.84%(3)

Portfolio turnover rate                                                                 51%                 81%
-------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2)  Periods less than one year are not annualized.
(3)  Annualized.

See notes to financial statements.

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT EMEA Fund (the "Fund") commenced investment operations on June 25, 1997. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at October 31, 1998.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1998, $1,363 was collected in purchase premiums and $276,169 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)


ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1998 were $22,997,631 and $46,201,256, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1998 were as follows:

     IDENTIFIED              GROSS UNREALIZED             NET UNREALIZED
        COST           APPRECIATION   (DEPRECIATION)      (DEPRECIATION)
     -----------       ------------   --------------      --------------
     $43,381,258        $1,594,728     $(7,818,056)        $(6,223,328)

NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1998 there were three shareholders who owned greater than 10% of the Fund's outstanding shares, representing 56% of the Fund.

NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)


CONCENTRATION OF RISK (CONTINUED) - The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly form the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

-------------------------------------------------------------------------------

                           MARTIN CURRIE BUSINESS TRUST


                               --------------------



                               TRUSTEES AND OFFICERS

                    C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                              Simon D. Eccles, TRUSTEE
                           Patrick R. Wilmerding, TRUSTEE
                   Colin Winchester, VICE PRESIDENT AND TREASURER
                          J. Grant Wilson, VICE PRESIDENT
                           Julian M.C. Livingston, CLERK

                                * INTERESTED TRUSTEE

                               --------------------



                                 INVESTMENT MANAGER

                                Martin Currie, Inc.
                                   Saltire Court
                                 20 Castle Terrace
                                 Edinburgh EH1 2ES
                                      Scotland
                                011-44-131-229-5252

                                 Regulated by IMRO

                     Registered Investment Adviser with the SEC

                               --------------------



   ----------------------------------------------------------------------
  | The information contained in this report is intended for general | | informational purposes only. This report is not authorized for | | distribution to prospective investors unless preceded or accompanied | | by a current Private Placement Memorandum which contains important | | information concerning the Fund and its current offering of shares. |
   ----------------------------------------------------------------------